Note 13 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13.	Derivative Financial Instruments

Interest rate swaps

Effective on
August 8, 2017,
Euroseas Ltd. entered into a
five
year interest rate swap with HSBC Bank Plc. ("HSBC") for a notional amount of
$5.0
million, in order to manage interest costs and the risk associated with changing interest rates of the loans associated with M/V "Eirini P.", M/V "Tasos" and M/V "Pantelis" and, therefore, was allocated to the Company. Under the terms of the swap, HSBC Bank Plc. makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays an adjustable rate averaging
1.93%
(more specifically, the Company pays the fixed rate of
1.40%
until
August 8, 2018,
then
1.75%
until
August 8, 2019,
then
1.85%
until
August 8, 2020
and then
2.32%
until
August 8, 2022)
based on the notional amount. The swap agreement was novated to EuroDry on
May 30, 2018.

On
July 24, 2018,
EuroDry entered into an interest rate swap with HSBC for a notional amount of
$5.0
million. Under this contract, HSBC makes a quarterly payment to EuroDry equal to the
3
-month LIBOR while EuroDry pays a fixed rate of
2.93%
based on the notional amount. The swap is effective from
July 24, 2018
to
July 24, 2023.

The interest rate swaps did
not
qualify for hedge accounting as of
December
31,
2018
and
2019.

Freight Forward Agreements (“FFA”)

In
October 2018,
the Company entered into
one
FFA contract on the Baltic Panamax Index (“BPI”) for the
first
three
calendar months of
2019,
totaling
90
days at an average time charter equivalent (“TCE”) rate of
$12,200
per day. In
January 2019,
the Company entered into
four
FFA contracts on the BPI (
one
contract for the
first
three
calendar months of
2019,
totaling
120
days at an average TCE rate of
$11,950
per day, a contract for the
three
months of the
second
quarter of
2019,
totaling
270
days at an average TCE rate of
$11,250,
a contract for the
three
months of the
third
quarter of
2019,
totaling
270
days at an average TCE rate of
$11,100
and a contract for the
three
months of the
fourth
quarter of
2019,
totaling
270
days at an average TCE rate of
$11,350.
The contracts were settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month multiplied by the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate multiplied by the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two
rates for the period covered by the contracts.

In
April 2019,
the Company hedged the forward purchase of
1,200mt
of Singapore bunkers fuel (type
380cst
) for this month, at
$375.25
per metric ton. Also in
November 2019
the Company hedged the forward purchase of
1,200mt
of Singapore bunkers fuel (type
380cst
) for this month, at
$278.5
per metric ton. By using these bunker swaps the Company has locked in the price that would be paid for bunkers over the time period selected and the quantity purchased. These contracts were settled on a monthly basis using the Platts daily assessment price for
380
CST Singapore Fuel Oil. The Company receives a payment if the average of the Platts daily assessment price for
380
CST Singapore Fuel Oil for the month is above the contract rate equal to the difference of the Platts daily assessment price for
380
CST Singapore Fuel Oil for the month less the contract rate multiplied by the number of contract days sold. If the average for the month was below the contract rate, the Company made a payment equal to the difference of the contract rate less the Platts daily assessment price for
380
CST Singapore Fuel Oil for the month multiplied by the number of contract days sold.

The FFA and the bunker swap contracts did
not
qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contract (see Note
15
).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	December 31, 2019
FFA contract	Long-term assets– Derivatives	49,350	-

Interest rate swap contracts	Long-term assets – Derivatives	5,680	-

Total derivative assets		55,030	-

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	December 31, 2019
Interest rate swap contracts	Long-term liabilities – Derivatives	-	304,174

Total derivative liabilities		-	304,174

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019
Interest rate swap contracts– Unrealized loss	Gain on derivatives, net	(45,773)	(309,854)
Interest rate swap contracts - Realized gain	Gain on derivatives, net	10,209	17,646
FFA contracts – Unrealized gain / (loss)	Gain on derivatives, net	49,350	-
FFA contracts and Bunker Swap contracts– Realized gain	Gain on derivatives, net	-	789,028
Total net gain on derivatives		13,786	496,820